                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00082
                                                     ---------

                                   CGM TRUST
                                   ---------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2005
                         -----------------

Date of reporting period: March 31, 2005
                          --------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                       CGM MUTUAL FUND
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2005
(unaudited)

COMMON STOCKS -- 71.3% OF TOTAL NET ASSETS
                                                                                                   SHARES             VALUE (a)
                                                                                                   ------             ---------
CHEMICALS -- 2.6%
   Potash Corporation of Saskatchewan Inc. ................................................        150,000           $ 13,126,500
                                                                                                                     ------------
HEALTH CARE SERVICES -- 2.6%
   HCA Inc. ...............................................................................        245,000             13,124,650
                                                                                                                     ------------
HOTEL AND RESTAURANTS -- 1.5%
   YUM! Brands, Inc. ......................................................................        140,000              7,253,400
                                                                                                                     ------------
MACHINERY -- 3.6%
   Deere & Company ........................................................................        265,000             17,789,450
                                                                                                                     ------------
METALS AND MINING -- 4.5%
   BHP Billiton Limited ADR (b) ...........................................................         90,000              2,518,200
   Peabody Energy Corporation .............................................................        140,000              6,490,400
   Phelps Dodge Corporation ...............................................................         65,000              6,612,450
   Rio Tinto plc ADR (b) ..................................................................         33,000              4,281,750
   Southern Peru Copper Corporation .......................................................         50,000              2,773,000
                                                                                                                     ------------
                                                                                                                       22,675,800
                                                                                                                     ------------
MISCELLANEOUS -- 1.4%
   3M Company .............................................................................         80,000              6,855,200
                                                                                                                     ------------
OFFSHORE DRILLING -- 4.7%
   Nabors Industries Ltd. (c) .............................................................        400,000             23,656,000
                                                                                                                     ------------
OIL - INDEPENDENT PRODUCTION -- 5.5%
   Occidental Petroleum Corporation .......................................................        390,000             27,756,300
                                                                                                                     ------------
OIL - SERVICES -- 6.2%
   Baker Hughes Incorporated ..............................................................        345,000             15,349,050
   Halliburton Company ....................................................................        270,000             11,677,500
   National-Oilwell Varco Inc. (c) ........................................................         88,000              4,109,600
                                                                                                                     ------------
                                                                                                                       31,136,150
                                                                                                                     ------------
OIL REFINING -- 20.9%
   Amerada Hess Corporation ...............................................................        279,200             26,861,832
   ConocoPhillips .........................................................................        169,000             18,224,960
   Murphy Oil Corporation .................................................................        307,000             30,310,110
   Valero Energy Corporation ..............................................................        400,000             29,308,000
                                                                                                                     ------------
                                                                                                                      104,704,902
                                                                                                                     ------------
STEEL -- 7.1%
   Mittal Steel Company N.V. (c) ..........................................................        275,000              8,896,250
   Nucor Corporation ......................................................................        300,000             17,268,000
   United States Steel Corporation ........................................................        190,000              9,661,500
                                                                                                                     ------------
                                                                                                                       35,825,750
                                                                                                                     ------------
TELEPHONE -- 10.7%
   Mobile TeleSystems OJSC ADR (b)(d) .....................................................        840,000             29,559,600
   Open Joint Stock Company "Vimpel-Communications" ADR (b)(c)(d) .........................        705,000             24,266,100
                                                                                                                     ------------
                                                                                                                       53,825,700
                                                                                                                     ------------
TOTAL COMMON STOCKS (Identified Cost $326,753,892) ........................................                           357,729,802
                                                                                                                     ------------
BILLS -- 28.2%
                                                                                                 FACE
                                                                                                AMOUNT
                                                                                                ------
UNITED STATES TREASURY -- 28.2%
   United States Treasury Bills, 3.286%, 5/26/05 ..........................................   $  8,000,000              7,959,324
   United States Treasury Bills, 2.678%, 6/16/05 ..........................................     50,000,000             49,715,250
   United States Treasury Bills, 2.676%, 6/30/05 ..........................................     10,500,000             10,429,451
   United States Treasury Bills, 2.634%, 6/09/05 ..........................................     14,000,000             13,908,229
   United States Treasury Bills, 2.514%, 5/19/05 ..........................................     11,500,000             11,460,787
   United States Treasury Bills, 2.396%, 5/05/05 ..........................................      8,800,000              8,779,554
   United States Treasury Bills, 2.223%, 4/21/05 ..........................................     39,000,000             38,949,517
                                                                                                                     ------------
TOTAL BILLS (Identified Cost $141,197,576) ................................................                           141,202,112
                                                                                                                     ------------
SHORT-TERM INVESTMENT -- 0.1%
   American  Express  Credit Corporation, 2.76%, 4/01/05 (Cost $715,000) ..................        715,000                715,000
                                                                                                                     ------------
TOTAL INVESTMENTS -- 99.6% (Identified Cost $468,666,468) (e) .............................                           499,646,914
    Cash and receivables ..................................................................                            22,742,101
    Liabilities ...........................................................................                           (20,955,524)
                                                                                                                     ------------
TOTAL NET ASSETS -- 100.0% ................................................................                          $501,433,491
                                                                                                                     ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used.
    Corporate debt securities (other than short-term notes having a maturity of sixty days of less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. U.S. Government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees.
    Short-term notes having a maturity of sixty days or less are stated at amortized cost, which approximates market value.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the
    United States or Canada.
(c) Non-income producing security.
(d) The Fund has approximately 11% of its assets at March 31, 2005 invested in companies incorporated in the Russian Federation.
(e) Federal Tax Information -- At March 31, 2005 the net unrealized appreciation on investments based on cost of $468,666,468 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost ...   $ 38,174,249
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value ...     (7,193,803)
                                                                                                                     ------------
                                                                                                                     $ 30,980,446
                                                                                                                     ============

                                                         CGM REALTY FUND
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2005
(unaudited)

COMMON STOCKS -- 97.4% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 44.4%
                                                                                                  SHARES               VALUE(a)
                                                                                                  ------               --------
HOTELS -- 28.6%
   FelCor Lodging Trust, Inc. (b) .........................................................      2,977,600           $ 37,011,568
   Host Marriott Corporation ..............................................................      2,830,000             46,864,800
   Innkeepers USA Trust (c) ...............................................................      3,309,200             42,721,772
   LaSalle Hotel Properties (c) ...........................................................      1,635,300             47,505,465
   Strategic Hotel Capital, Inc. (c) ......................................................      1,810,400             26,612,880
   Sunstone Hotel Investors, Inc. (c) .....................................................      2,098,900             45,021,405
                                                                                                                     ------------
                                                                                                                      245,737,890
                                                                                                                     ------------
MISCELLANEOUS -- 5.5%
   Entertainment Properties Trust .........................................................      1,148,000             47,561,640
                                                                                                                     ------------
OFFICE AND INDUSTRIAL -- 4.7%
   Arden Realty, Inc. .....................................................................        100,000              3,385,000
   Boston Properties, Inc. ................................................................         40,000              2,409,200
   Reckson Associates Realty Corp. ........................................................        100,000              3,070,000
   SL Green Realty Corp. ..................................................................        315,000             17,709,300
   Vornado Realty Trust ...................................................................        205,000             14,200,350
                                                                                                                     ------------
                                                                                                                       40,773,850
                                                                                                                     ------------
RETAIL -- 5.6%
   CBL & Associates Properties, Inc. ......................................................         70,000              5,005,700
   General Growth Properties, Inc. ........................................................      1,275,000             43,477,500
                                                                                                                     ------------
                                                                                                                       48,483,200
                                                                                                                     ------------
                                                                                                                      382,556,580
   TOTAL REAL ESTATE INVESTMENT TRUSTS  (Identified cost $320,920,364) .................                             ------------

OTHER COMMON STOCKS -- 53.0%

HOUSING AND BUILDING MATERIALS -- 7.3%
   KB Home ................................................................................        395,000             46,396,700
   WCI Communities, Inc. (b) ..............................................................        190,000              5,715,200
   William Lyon Homes (b) .................................................................        137,700             10,561,590
                                                                                                                     ------------
                                                                                                                       62,673,490
                                                                                                                     ------------
LEISURE -- 5.7%
   Station Casinos, Inc. ..................................................................        730,000             49,311,500
                                                                                                                     ------------
METALS AND MINING -- 33.0%
   Arch Coal, Inc. ........................................................................      1,000,000             43,010,000
   BHP Billiton Limited ADR (d) ...........................................................      1,530,000             42,809,400
   CONSOL Energy Inc. .....................................................................        850,000             39,967,000
   Peabody Energy Corporation .............................................................      1,000,000             46,360,000
   Phelps Dodge Corporation ...............................................................        433,000             44,049,090
   Rio Tinto plc ADR (d) ..................................................................        190,000             24,652,500
   Southern Peru Copper Corporation (c) ...................................................        780,000             43,258,800
                                                                                                                     ------------
                                                                                                                      284,106,790
                                                                                                                     ------------
REAL ESTATE SERVICES -- 7.0%
   CB Richard Ellis Group, Inc. (b) .......................................................      1,247,900             43,664,021
   Jones Lang LaSalle Incorporated (b) ....................................................        345,000             16,094,250
                                                                                                                     ------------
                                                                                                                       59,758,271
                                                                                                                     ------------
    TOTAL OTHER COMMON STOCKS (Identified Cost $449,503,885) .............................................            455,850,051
                                                                                                                     ------------
    TOTAL COMMON STOCKS (Identified Cost $770,424,249) ...................................................            838,406,631
                                                                                                                     ------------
BILLS -- 2.1%                                                                                 FACE AMOUNT
                                                                                              -----------
    United States Treasury Bills, 2.634%, 6/09/05 (Identified Cost $17,906,160) ........      $ 18,000,000             17,908,290
                                                                                                                     ------------

SHORT-TERM INVESTMENT -- 0.4%

    American Express Credit Corporation, 2.76%, 4/01/05 (Cost $3,365,000) ..............         3,365,000              3,365,000
                                                                                                                     ------------

TOTAL INVESTMENTS -- 99.9% (Identified Cost $791,695,409) (e) ............................................            859,679,921
    Cash and receivables .................................................................................             49,986,887
    Liabilities ..........................................................................................            (49,209,407)
                                                                                                                     ------------
TOTAL NET ASSETS -- 100.0% ...............................................................................           $860,457,401
                                                                                                                     ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used.
    Short-term notes having a maturity of sixty days or less are stated at amortized cost, which approximates market value.
(b) Non-income producing security.
(c) Non-controlled affiliate -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the
    Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended March 31, 2005:

                                       Number of                                        Number of
                                      Shares Held        Gross         Gross           Shares Held     Dividend        Market Value
Name of Issuer                     December 31, 2004   Additions     Reductions      March 31, 2005     Income        March 31, 2005
------------                       -----------------   ---------     ----------      --------------    ---------      --------------

    Innkeepers USA Trust .........     2,864,200         445,000             0          3,309,200     $  198,552       $ 42,721,772
    LaSalle Hotel Properties .....     1,635,300               0             0          1,635,300        392,472         47,505,465
    Southern Peru Copper
    Corporation ..................             0         780,000             0            780,000              0         43,258,800
    Strategic Hotel Capital, Inc.        321,400       1,489,000             0          1,810,400        393,888         26,612,880
    Sunstone Hotel Investors, Inc.     1,940,000         158,900             0          2,098,900        598,187         45,021,405
    William Lyon Homes* ..........       350,700         110,000       323,000            137,700              0         10,561,590
                                                                                                      ----------       ------------
        Totals ................................................................................       $1,583,099       $215,681,912
                                                                                                      ==========       ============

  * As of March 8, 2005 this security is no longer considered an affiliated issuer.
(d) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The value of ADRs are significantly influenced by trading on exchanges not located in the
    United States or Canada.
(e) Federal Tax Information -- At March 31, 2005 the net unrealized appreciation on investments based on cost of $792,168,189 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost ..      $88,876,641
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value ..      (21,364,909)
                                                                                                                       -----------
                                                                                                                       $67,511,732
                                                                                                                       ===========

                                                          CGM FOCUS FUND
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2005
(unaudited)

COMMON STOCKS -- 96.2% OF TOTAL NET ASSETS
                                                                                                  SHARES              VALUE (a)
                                                                                                  ------              ---------
AEROSPACE -- 2.9%
   Embraer-Empresa Brasileira de Aeronautica S.A. ADR (b) .................................      1,005,000         $   31,456,500
                                                                                                                   --------------
AIRLINES -- 4.4%
   Lan Airlines S.A. ADR (b) ..............................................................      1,334,600             47,511,760
                                                                                                                   --------------
ENGINEERING AND SCIENTIFIC COMPUTERS -- 4.9%
   Fluor Corporation ......................................................................        950,000             52,658,500
                                                                                                                   --------------
HEALTH CARE SERVICES -- 2.7%
   HCA Inc. ...............................................................................        535,000             28,659,950
                                                                                                                   --------------
METALS AND MINING -- 8.8%
   Peabody Energy Corporation (d) .........................................................      1,228,000             56,930,080
   Phelps Dodge Corporation ...............................................................        370,000             37,640,100
                                                                                                                   --------------
                                                                                                                       94,570,180
                                                                                                                   --------------
MISCELLANEOUS -- 1.9%
   Tenaris S.A. ADR (b) ...................................................................        325,000             19,990,750
                                                                                                                   --------------
OFFSHORE DRILLING -- 10.2%
   Nabors Industries Ltd. (c) .............................................................        920,000             54,408,800
   Transocean Inc. (c) ....................................................................      1,075,000             55,319,500
                                                                                                                   --------------
                                                                                                                      109,728,300
                                                                                                                   --------------
OIL - INDEPENDENT PRODUCTION -- 7.8%
   Canadian Natural Resources Limited .....................................................        200,000             11,364,000
   Kerr-McGee Corporation (d) .............................................................        700,000             54,831,000
   Occidental Petroleum Corporation (d) ...................................................        240,000             17,080,800
                                                                                                                   --------------
                                                                                                                       83,275,800
                                                                                                                   --------------
OIL - SERVICE -- 3.0%
   Baker Hughes Incorporated ..............................................................        270,000             12,012,300
   National-Oilwell Varco Inc. (c) ........................................................        440,000             20,548,000
                                                                                                                   --------------
                                                                                                                       32,560,300
                                                                                                                   --------------
OIL REFINING -- 18.8%
   Amerada Hess Corporation (d) ...........................................................        581,000             55,898,010
   ConocoPhillips (d) .....................................................................        301,000             32,459,840
   Murphy Oil Corporation (d) .............................................................        595,000             58,744,350
   Suncor Energy, Inc. (d) ................................................................      1,366,200             54,934,902
                                                                                                                   --------------
                                                                                                                      202,037,102
                                                                                                                   --------------
RETAIL -- 8.2%
   Abercrombie & Fitch Co. ................................................................        825,000             47,223,000
   American Eagle Outfitters, Inc. ........................................................      1,400,000             41,370,000
                                                                                                                   --------------
                                                                                                                       88,593,000
                                                                                                                   --------------
STEEL -- 12.6%
    Mittal Steel Company N.V. (c) .........................................................      1,192,900             38,590,315
    Nucor Corporation .....................................................................        852,000             49,041,120
    United States Steel Corporation .......................................................        935,000             47,544,750
                                                                                                                   --------------
                                                                                                                      135,176,185
                                                                                                                   --------------
TELEPHONE -- 10.0%
    Mobile TeleSystems OJSC ADR (b)(d) ....................................................      1,574,000             55,389,060
    Open Joint Stock Company "Vimpel-Communications" ADR (b)(c)(d) ........................      1,497,000             51,526,740
                                                                                                                   --------------
                                                                                                                      106,915,800
                                                                                                                   --------------
TOTAL COMMON STOCKS (Identified Cost $864,222,969) .......................................................          1,033,134,127
                                                                                                                   --------------
NOTES -- 0.1%
                                                                                                FACE
                                                                                                AMOUNT
                                                                                                ------
    United States Treasury Notes, 2.875%, 11/30/06 (Identified Cost $998,732) (e) .........   $  1,000,000                986,406
                                                                                                                   --------------
SHORT-TERM INVESTMENT -- 0.8%
    American Express Credit Corporation, 2.76%, 4/01/05 (Cost $8,310,000) .................      8,310,000              8,310,000
                                                                                                                   --------------
TOTAL INVESTMENTS -- 97.1% (Identified Cost $873,531,701) (f) ............................................          1,042,430,533
    Cash and receivables .................................................................................            439,629,823
    Liabilities ..........................................................................................           (408,652,474)
                                                                                                                   --------------
TOTAL NET ASSETS -- 100.0% ...............................................................................         $1,073,407,882
                                                                                                                   ==============

FUTURES CONTRACTS
                                                                                                                     UNREALIZED
                                                                                                 CONTRACTS           GAIN (LOSS)
                                                                                                 ---------           -----------
   Long, Euro Currency Futures Contracts, expiration 6/05
     (Market Value of Contracts $2,434,125) ...............................................             15         $      (54,598)
   Long, Euro Currency Futures Contracts, expiration 9/05
     (Market Value of Contracts $2,442,563) ...............................................             15                (51,411)
   Long, Yen Currency Futures Contracts, expiration 6/05
     (Market Value of Contracts $1,759,313) ...............................................             15                (45,973)
   Long, Yen Currency Futures Contracts, expiration 9/05
     (Market Value of Contracts $1,776,187) ...............................................             15                (44,098)
                                                                                                                   --------------
                                                                                                                   $     (196,080)
                                                                                                                   --------------
   Net payments (receipts) of variation margin to date ...................................................         $      215,205
                                                                                                                   --------------
   Variation margin receivable (payable) on open future contracts ........................................         $       19,125
                                                                                                                   ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used.
    Short-term notes having a maturity of sixty days or less are stated at amortized cost, which approximates market value.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the
    United States or Canada.
(c) Non-income producing security.
(d) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at March 31, 2005 was $355,235,000 and the value of cash held in a segregated account was $396,094,975.
(e) This security is pledged to cover margin requirements on futures currency contracts. At March 31, 2005 the market value of the U.S. Treasury note pledged to cover margin requirements was $986,406.
(f) Federal Tax Information: At March 31, 2005 the net unrealized appreciation on investments based on cost of $875,181,348 for
    Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over
      tax cost ...............................................................................................     $  176,425,525
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over
      over value .............................................................................................         (9,176,340)
                                                                                                                   --------------
                                                                                                                   $  167,249,185
                                                                                                                   ==============

SECURITIES SOLD SHORT (PROCEEDS $398,345,774)

                                                                                                 SHARES                 VALUE
                                                                                                 ------                 -----

   Abgenix, Inc. ..........................................................................        300,000         $    2,100,000
   Alexion Pharmaceuticals, Inc. ..........................................................        250,000              5,416,250
   Alkermes, Inc. .........................................................................        300,000              3,114,000
   Amazon.com, Inc. .......................................................................      1,681,500             57,625,005
   AtheroGenics, Inc. .....................................................................        300,000              3,927,000
   Boston Scientific Corporation ..........................................................        900,000             26,361,000
   Cell Therapeutics, Inc. ................................................................        270,000                969,300
   Cubist Pharmaceuticals, Inc. ...........................................................        300,000              3,186,000
   CV Therapeutics, Inc. ..................................................................        300,000              6,108,000
   Dendreon Corporation ...................................................................        300,000              1,635,000
   Geron Corporation ......................................................................        300,000              1,833,000
   Harman International Industries, Incorporated ..........................................        500,000             44,230,000
   ICOS Corporation .......................................................................        300,000              6,738,000
   InterMune, Inc. ........................................................................        300,000              3,300,000
   Medarex, Inc. ..........................................................................        350,000              2,495,500
   Millennium Pharmaceuticals Inc. ........................................................        300,000              2,526,000
   Nektar Therapeutics ....................................................................        300,000              4,182,000
   Neurochem Inc. .........................................................................         50,000                595,500
   Nortel Networks Corporation ............................................................     10,700,000             29,211,000
   NPS Pharmaceuticals, Inc. ..............................................................        300,000              3,786,000
   Progenics Pharmaceuticals, Inc. ........................................................        290,000              4,874,900
   Qwest Communications International Inc. ................................................     11,200,000             41,440,000
   Sepracor Inc. ..........................................................................        150,000              8,611,500
   Sirius Satellite Radio Inc. ............................................................      7,100,000             39,902,000
   Telik, Inc. ............................................................................        300,000              4,524,000
   Vertex Pharmaceuticals Incorporated ....................................................        300,000              2,808,000
   Wal-Mart Stores, Inc. ..................................................................      1,050,000             52,615,500
                                                                                                                   --------------
                                                                                                                   $  364,114,455
                                                                                                                   ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940)are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on this report is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Investment Company Act of
1940)that occurred during CGM Trust's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, CGM Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

            Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 23, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 23, 2005

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: May 23, 2005